OPERATING LEASES (Schedule of Additional Information Related to Leases) (Details)	12 Months Ended
Jul. 31, 2020 USD ($)
Other information:
Operating cash flows from operating leases	$ 1,931,545
Weighted-average remaining lease term - operating leases	18 years 18 days
Weighted-average discount rate - operating leases	2.89%